Provision for liabilities and other charges (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Schedule of movements in provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of December 31, 2025	7,273	309	1,661	9,243
Additions	249	107	121	477
Reversals	(212)	(54)	(409)	(675)
Use of provision	(501)	—	—	(501)
Effect of translation	(37)	(4)	(20)	(61)
Balance as of June 30, 2026	6,772	358	1,353	8,483
Current	6,772	358	586	7,716
Non Current	—	—	767	767